Employee Benefits - Summary of Cash Contributions and Payments made by Bank to Principal Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Contributions	$ 418	$ 557	$ 340
SPP [member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions	238	286	187
All other plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions	78	185	77
Other benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions	61	51	45
Defined contribution pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions	$ 41	$ 35	$ 31